Leases, Information on Lease Liabilitie (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Information on leases [Abstract]
Short-term	$ 4,504	$ 22,419
Long-term	41,701	60,183
Warehouse [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term		18,636
Long-term		15,545
Courtyards [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	4,504	3,783
Long-term	$ 41,701	$ 44,638